Consolidated Statements of Changes in Stockholders' Equity (FY) - USD ($)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]
BALANCE at Dec. 31, 2015	$ 100,176,859	$ 12,000	$ 5,806,477	$ 82,616,015	$ 12,094,488	$ (352,121)
BALANCE (in shares) at Dec. 31, 2015		12,000	5,806,477
Net income	5,798,808				5,798,808
Other comprehensive gain	(650,119)					(650,119)
Exercise of stock options	803,957		$ 89,556	714,401
Exercise of stock options (in shares)		0	89,556
Dividends on preferred stock	(1,022,000)				(1,022,000)
Stock option compensation expense	132,635			132,635
BALANCE at Dec. 31, 2016	105,240,140	$ 12,000	$ 5,896,033	83,463,051	16,871,296	(1,002,240)
BALANCE (in shares) at Dec. 31, 2016		12,000	5,896,033
Net income	3,292,138				3,292,138
Issuance of common stock	32,934,676		$ 1,840,000	31,094,676
Issuance of stock grants	31,791		1,511	30,280
Redemption of preferred stock	(12,000,000)	$ (12,000)		(11,988,000)
Exercise of stock options	4,625,012		481,717	4,143,295
Dividends on preferred stock	(195,000)				(195,000)
Stock option compensation expense	50,530			50,530
BALANCE at Jun. 30, 2017	134,734,011	0	8,219,261	106,793,832	19,968,434	(247,516)
BALANCE at Dec. 31, 2016	105,240,140	$ 12,000	$ 5,896,033	83,463,051	16,871,296	(1,002,240)
BALANCE (in shares) at Dec. 31, 2016		12,000	5,896,033
Net income	5,015,064				5,015,064
Other comprehensive gain	1,406					1,406
Reclassification adjustment for tax rate change	0				197,215	(197,215)
Issuance of common stock	32,934,676		$ 1,840,000	31,094,676
Issuance of common stock (in shares)			1,840,000
Issuance of stock grants	31,791		$ 1,511	30,280
Issuance of stock grants (in shares)			1,511
Redemption of preferred stock	(12,000,000)	$ (12,000)		(11,988,000)
Redemption of preferred stock (in shares)		(12,000)
Conversion shares issued to shareholders of Capstone Bancshares, Inc.	69,783,821		$ 2,908,094	66,875,727
Conversion shares issued to shareholders of Capstone Bancshares, Inc. (in shares)			2,908,094
Exercise of stock options	4,885,646		$ 506,923	4,378,723
Exercise of stock options (in shares)		0	506,923
Dividends on preferred stock	(195,000)				(195,000)
Restricted stock compensation expense	56,330			56,330
Stock option compensation expense	97,966			97,966
BALANCE at Dec. 31, 2017	205,851,840	$ 0	$ 11,152,561	174,008,753	21,888,575	(1,198,049)
BALANCE (in shares) at Dec. 31, 2017		0	11,152,561
Net income	7,346,326				7,346,326
Issuance of common stock	34,731,922		$ 1,458,981	33,272,941
Issuance of stock grants	9,062		394	8,668
Exercise of stock options	1,070,917		92,645	978,272
Stock option compensation expense	244,228			244,228
BALANCE at Jun. 30, 2018	$ 247,486,577		$ 12,704,581	$ 208,512,862	$ 29,234,901	$ (2,965,767)